Shareholders' Equity - Stock-based Compensation, Restricted Stock Units, Vested, Intrinisic Value and Tax Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation, Aggregate Intrinsic Value, Restricted Stock Awards	$ 269
Total intrinsic value of vested RSUs	18	155	0
Tax benefit realized for vested RSUs and PSs tax deductions	47	47	33
Share Based Compensation, Restricted Stock Awards, Nonvested, Unrecognized Compensation Costs	124
Share Based Compensation, Restricted Staock Awards, Nonvested, Unrecognized Compensation Costs Remaining Weighted Average Term	1.3
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of vested RSUs	56	31	19
Tax benefit realized for vested RSUs and PSs tax deductions	$ 22	$ 10	$ 6